Insurance Revenue - Summary of Amounts Related to Changes in Liability for Remaining Coverage (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		€ 9,097	€ 9,841	€ 10,386
Insurance contracts issued [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		9,020	9,761	10,322
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses		7,194	7,870	8,383
Earnings released from CSM		930	958	952
Release of risk adjustment		265	295	340
Recovery of acquisition cash flows		538	553	558
Other		(20)	(19)	(39)
Insurance revenue	[1]	8,906	9,656	10,195
Insurance contracts issued [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		114	104	127
Insurance contracts with DPF [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		77	80	64
Insurance contracts with DPF [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses		26	32	32
Earnings released from CSM		37	33	17
Release of risk adjustment		14	14	15
Recovery of acquisition cash flows		0	0	0
Other		0	0	0
Insurance revenue	[1]	77	80	64
Insurance contracts with DPF [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		€ 0	€ 0	€ 0

[1]	This includes contracts measured under the General model and Variable fee approach.